Financial instruments (Details Textual)									1 Months Ended		12 Months Ended
	Sep. 10, 2021 USD ($)	Jan. 22, 2020 USD ($)	May 07, 2019 USD ($)	Nov. 08, 2018 USD ($)	Mar. 31, 2018 CLF	Apr. 03, 2013 USD ($)	Apr. 04, 2012 USD ($)	Jan. 13, 2009 USD ($)	Oct. 23, 2014 USD ($)	Apr. 21, 2010 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CLF	Dec. 31, 2020 CLF	Dec. 30, 2020 USD ($)	Oct. 31, 2018 CLF	Jan. 15, 2018	Apr. 04, 2012 CLF	Jan. 13, 2009 CLF
Financial instruments [Line Items]
Notional amount											$ 43,396,000	$ 39,031,000			$ 51,584,000
Outstanding purchase commitments											166,209,000	55,516,000
Single series bond One [Member]
Financial instruments [Line Items]
Notional amount											$ 4,648,000	$ 4,648,000
Borrowings, interest rate											1.56%	1.95%	1.56%	1.95%
Borrowings, maturity											01/28/2022	01/28/2021
Single series bond One [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount										$ 250,000,000
Borrowings, interest rate										5.50%
Borrowings, maturity										10
Single series bond Three [Member]
Financial instruments [Line Items]
Notional amount											$ 2,869,000	$ 7,508,000
Borrowings, interest rate											3.23%	3.59%	3.23%	3.59%
Borrowings, maturity											05/07/2022	05/07/2021
Single series bond Three [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount						$ 300,000,000					$ 300,000,000
Borrowings, interest rate						3.625%
Borrowings, maturity						10
Single series bond Two [Member]
Financial instruments [Line Items]
Notional amount											$ 2,658,000	$ 2,658,000
Borrowings, interest rate											0.74%	1.08%	0.74%	1.08%
Borrowings, maturity											04/03/2022	04/03/2021
Single series bond Two [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount									$ 250,000,000		$ 250,000,000
Borrowings, interest rate									4.375%
Borrowings, maturity									2025
Series H bonds [Member]
Financial instruments [Line Items]
Notional amount											$ 16,026,000	$ 18,212,000
Borrowings, interest rate											1.75%	0.58%	1.75%	0.58%
Borrowings, maturity											01/05/2022	01/05/2021
Series H bonds [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount								$ 139,216,000			$ 14,870,000	$ 13,296,000	CLF 363,636.36	CLF 363,636.36					CLF 4,000,000
Borrowings, interest rate								4.90%											4.90%
Borrowings, maturity								21
Series Q bonds [Member]
Financial instruments [Line Items]
Notional amount											$ 314,000	$ 350,000
Borrowings, interest rate											2.72%	2.92%	2.72%	2.92%		3.45%
Borrowings, maturity											06/01/2022	06/01/2021
Proceeds from disposal or maturity of available-for-sale financial assets				$ 83,567,623,842
Bond Authorised to Issue | CLF																CLF 3,000,000
Series P bonds [Member]
Financial instruments [Line Items]
Notional amount											$ 1,636,000	$ 1,824,000
Borrowings, interest rate											2.04%	2.37%	2.04%	2.37%
Borrowings, maturity											01/15/2022	01/15/2021
Series P bonds [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount | CLF					CLF 3,000,000
Borrowings, interest rate																	3.25%
Borrowings, maturity					10
Series M Bonds [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount							$ 69,901,000											CLF 1,500,000
Borrowings, interest rate							3.80%											3.80%
Borrowings, maturity							21
Unsecured Bonds [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount			$ 450,000,000
Borrowings, interest rate			4.25%
Borrowings, maturity			2029
Single Series Bond Six [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount		$ 400,000,000
Borrowings, interest rate		4.25%
Borrowings, maturity		2050
Single Series Bond Five [Member]
Financial instruments [Line Items]
Notional amount											$ 6,874,000
Borrowings, interest rate											3.62%		3.62%
Borrowings, maturity											03/10/2022
Single Series Bond Five [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount	$ 700,000,000
Borrowings, interest rate	3.50%
Borrowings, maturity	2051
Cross currency swap contracts [Member] | Series H bonds [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount											$ 760,000	$ 814,000